Financial Risk Management_Multiple Foreign Currency Exchange Rates(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	₩ 33,580,319,000,000	₩ 24,382,428,000,000
Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,647,977,000,000	4,087,649,000,000
Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,233,064,000,000	1,211,239,000,000
Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	826,906,000,000	458,422,000,000
Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	191,510,000,000	200,193,000,000
Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	29,489,000,000	5,917,000,000
Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	13,514,414,000,000	12,801,144,000,000
Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,346,181,000,000	2,401,660,000,000
Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,366,513,000,000	1,148,075,000,000
Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,424,265,000,000	2,068,129,000,000
Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	28,862,121,000,000	24,623,232,000,000
Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,840,217,000,000	457,766,000,000
Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	370,918,000,000	550,670,000,000
Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	49,962,000,000	63,634,000,000
Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	11,342,356,000,000	9,558,439,000,000
Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	7,742,539,000,000	7,649,102,000,000
Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,692,660,000,000	3,830,709,000,000
Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,823,469,000,000	2,512,912,000,000
Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	13,347,517,000,000	15,212,640,000,000
USD | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	26,503,019,000,000	19,307,310,000,000
USD | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,820,651,000,000	2,562,178,000,000
USD | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,021,509,000,000	1,078,304,000,000
USD | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	826,906,000,000	458,422,000,000
USD | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	124,434,000,000	84,938,000,000
USD | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	29,489,000,000	5,917,000,000
USD | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	10,689,732,000,000	10,824,626,000,000
USD | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,061,404,000,000	2,214,244,000,000
USD | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,313,099,000,000	1,148,075,000,000
USD | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,615,795,000,000	930,606,000,000
USD | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	23,873,677,000,000	20,444,894,000,000
USD | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,840,217,000,000	457,766,000,000
USD | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	109,197,000,000	105,918,000,000
USD | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	49,962,000,000	63,634,000,000
USD | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	8,469,129,000,000	7,259,601,000,000
USD | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	7,570,727,000,000	7,273,597,000,000
USD | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,473,284,000,000	3,830,709,000,000
USD | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,361,161,000,000	1,453,669,000,000
USD | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	12,852,959,000,000	14,570,708,000,000
JPY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,136,687,000,000	1,071,447,000,000
JPY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	268,482,000,000	209,264,000,000
JPY | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	84,980,000,000	123,733,000,000
JPY | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	446,000,000	13,000,000
JPY | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	228,747,000,000	342,100,000,000
JPY | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	101,003,000,000	150,510,000,000
JPY | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	453,029,000,000	245,827,000,000
JPY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	849,815,000,000	818,955,000,000
JPY | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,399,000,000	0
JPY | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	759,394,000,000	597,173,000,000
JPY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	44,885,000,000	169,507,000,000
JPY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	44,137,000,000	52,275,000,000
JPY | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	705,000,000	822,000,000
EUR | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,480,054,000,000	1,312,573,000,000
EUR | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	309,890,000,000	353,841,000,000
EUR | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	81,394,000,000	2,927,000,000
EUR | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	10,172,000,000	24,616,000,000
EUR | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,503,493,000,000	895,208,000,000
EUR | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	124,045,000,000	0
EUR | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	44,267,000,000	0
EUR | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	406,793,000,000	35,981,000,000
EUR | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,451,913,000,000	1,204,125,000,000
EUR | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	73,298,000,000	129,349,000,000
EUR | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	389,049,000,000	457,447,000,000
EUR | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	102,005,000,000	83,105,000,000
EUR | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	887,561,000,000	534,224,000,000
EUR | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	2,404,000,000	39,000,000,000
GBP | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	51,915,000,000	53,816,000,000
GBP | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	20,062,000,000	17,224,000,000
GBP | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	8,922,000,000	0
GBP | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	9,549,000,000	5,799,000,000
GBP | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	13,382,000,000	30,793,000,000
GBP | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	44,069,000,000	54,418,000,000
GBP | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	39,993,000,000	52,710,000,000
GBP | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	737,000,000	279,000,000
GBP | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,339,000,000	1,429,000,000
GBP | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	0	0
CNY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,953,352,000,000	1,373,264,000,000
CNY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	872,650,000,000	601,317,000,000
CNY | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	15,492,000,000	6,275,000,000
CNY | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	96,000,000	0
CNY | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	795,302,000,000	552,966,000,000
CNY | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	38,606,000,000	35,873,000,000
CNY | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,905,000,000	0
CNY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	226,301,000,000	176,833,000,000
CNY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,322,236,000,000	1,053,330,000,000
CNY | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,563,000,000	0
CNY | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,093,998,000,000	791,825,000,000
CNY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	85,123,000,000
CNY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	224,675,000,000	176,382,000,000
CNY | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	257,940,000,000	131,210,000,000
Others | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,455,292,000,000	1,264,018,000,000
Others | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	356,242,000,000	343,825,000,000
Others | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	20,767,000,000	0
Others | Financial assets designated at fair value through profit and loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
Others | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	56,362,000,000	90,626,000,000
Others | Derivatives held for fair value hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
Others | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	287,591,000,000	180,445,000,000
Others | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	21,123,000,000	1,033,000,000
Others | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,242,000,000	0
Others | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	708,965,000,000	648,089,000,000
Others | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,320,411,000,000	1,047,510,000,000
Others | Designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	183,461,000,000	315,403,000,000
Others | Derivatives held for fair hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	590,793,000,000	399,683,000,000
Others | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	24,185,000,000	37,491,000,000
Others | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	219,376,000,000	0
Others | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	302,596,000,000	294,933,000,000
Others | Off-balance sheet itmes
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 233,509,000,000	₩ 470,900,000,000